CONDENSED CONSOLIDATED STATEMENTS OF INCOME - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
INTEREST INCOME
Interest and fees on loans	$ 90,161	$ 77,067	$ 261,400	$ 226,503	$ 305,553	$ 272,434	$ 271,378
Interest and dividends on securities:
Taxable	4,610	3,866	13,089	12,420	15,838	14,329	12,919
Tax-exempt	3,280	2,386	10,079	5,623	8,752	2,433	326
Other interest income	1,452	1,335	3,929	3,636	5,107	3,871	2,623
Total interest and dividend income	99,503	84,654	288,497	248,182	335,250	293,067	287,246
INTEREST EXPENSE
Interest on time deposits	5,665	4,676	15,084	12,867	9,610	7,794	5,883
Interest on other deposits	7,413	4,604	19,530	13,170	25,836	18,027	14,190
Interest on borrowed funds	5,262	4,948	15,578	15,204	20,365	19,468	12,085
Total interest expense	18,340	14,228	50,192	41,241	55,811	45,289	32,158
Net interest income	81,163	70,426	238,305	206,941	279,439	247,778	255,088
Provision for credit losses	1,723	29,627	14,210	54,570	49,348	35,984	14,118
Net interest income after provision for credit losses	79,440	40,799	224,095	152,371	230,091	211,794	240,970
NONINTEREST INCOME
Service charges on deposit accounts	3,920	3,555	11,519	10,179	13,793	12,464	11,674
Other service fees	1,174	797	3,217	2,263	2,884	2,293	2,021
Credit related fees	3,306	2,690	8,794	7,870	10,729	12,495	6,161
Trust services revenue	4,613	3,959	14,428	12,000	16,109	15,800	14,496
Mortgage banking income	965	1,459	3,044	3,644	4,663	4,384	4,435
Investment advisory revenue	5,283	4,733	15,260	13,990	18,811	17,681	18,052
Securities gains (losses), net	1	1,386	(162)	2,469	3,736	1,171	659
Accretion of FDIC indemnification asset						(1,402)	(2,918)
Other income	7,862	4,212	18,118	13,628	17,678	15,017	20,490
Total noninterest income	27,124	22,791	74,218	66,043	88,403	79,903	75,070
NONINTEREST EXPENSE
Salaries and employee benefits	35,007	31,086	103,956	96,929	125,068	128,267	130,617
Premises and equipment	7,419	7,130	21,292	20,507	27,982	29,781	32,721
Intangible asset amortization	1,136	1,607	3,567	4,977	6,532	8,428	10,326
Other expense	12,968	15,053	38,170	42,373	60,598	65,856	71,483
Total noninterest expense	56,530	54,876	166,985	164,786	220,180	232,332	245,147
Income before income taxes	50,034	8,714	131,328	53,628	98,314	59,365	70,893
Income tax expense	17,457	2,107	43,666	16,839	32,540	20,109	26,060
Net income	$ 32,577	$ 6,607	$ 87,662	$ 36,789	65,774	39,256	44,833
Preferred stock dividend							1,370
Preferred stock discount accretion							2,273
Earnings available to common shareholder					$ 65,774	$ 39,256	$ 41,190
Weighted average common shares outstanding (Basic)	83,625,000	75,000,000	80,212,912	75,000,000	75,000,000	75,000,000	75,000,000
Weighted average common shares outstanding (Diluted)	83,955,685	75,258,375	80,558,337	75,258,375	75,294,600	75,116,100	75,000,000
Earnings per common share (Basic)	$ 0.39	$ 0.09	$ 1.09	$ 0.49	$ 0.88	$ 0.52	$ 0.55
Earnings per common share (Diluted)	$ 0.39	$ 0.09	$ 1.09	$ 0.49	$ 0.87	$ 0.52	$ 0.55